Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 50,743	¥ 3,432
Contribution to subsidiary	0	44,847
Transaction with noncontrolling interests	2,683	515
Adjustment of redeemable noncontrolling interests to redemption value	(1)	0
Comprehensive income (losses)
Net income (losses)	(280)	73
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(6)	(6)
Net change of foreign currency translation adjustments	(822)	402
Total other comprehensive income (losses)	(828)	396
Comprehensive income (losses)	(1,108)	469
Dividends	(714)	(1,077)
Ending Balance	¥ 51,603	¥ 48,186